Financial Instruments Fair Value Disclosures - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Total - Contingent consideration and Other financial liabilities	€ 17,487	€ 15,526
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	15,526	24,754
Fair value adjustment	1,961	(9,228)
Closing balance Contingent consideration at June 30	17,487	15,526
Total - Contingent consideration and Other financial liabilities	€ 17,487	€ 15,526